Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 58,644	$ 53,637	$ 31,098
Increase (decrease) through financing cash flows	10,548	(1,186)	20,438
Increase (decrease) through effect of changes in foreign exchange rates	2,680	(303)	(493)
Increase (decrease) through non-cash interest	10,568	8,482	4,913
Increase (decrease) through non-cash impact of amendment	(16,008)	(1,986)	(3,630)
Increase (decrease) through other changes			(3,312)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	2,992
Liabilities arising from financing activities ending balance	69,424	58,644	53,637
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	7,621	6,362	6,622
Increase (decrease) through financing cash flows	5,910	1,006	985
Increase (decrease) through effect of changes in foreign exchange rates	1,392	(112)	(250)
Increase (decrease) through non-cash interest	364	220	151
Increase (decrease) through non-cash impact of amendment	0	145	0
Increase (decrease) through other changes			(1,146)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(217)
Liabilities arising from financing activities ending balance	15,070	7,621	6,362
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	30,671	19,723	17,063
Increase (decrease) through financing cash flows	2,050	7,967	3,202
Increase (decrease) through effect of changes in foreign exchange rates	0	0	0
Increase (decrease) through non-cash interest	7,902	5,844	4,435
Increase (decrease) through non-cash impact of amendment	(16,008)	(2,863)	(3,630)
Increase (decrease) through other changes			(1,347)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	1,459
Liabilities arising from financing activities ending balance	26,074	30,671	19,723
Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	12,180	12,634	0
Increase (decrease) through financing cash flows	(6,105)	(2,010)	13,369
Increase (decrease) through effect of changes in foreign exchange rates	750	(240)	(243)
Increase (decrease) through non-cash interest	1,451	1,796	327
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes			(819)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0
Liabilities arising from financing activities ending balance	8,276	12,180	12,634
Lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	4,104	4,623
Increase (decrease) through financing cash flows	(1,221)	(1,922)
Increase (decrease) through effect of changes in foreign exchange rates	363	49
Increase (decrease) through non-cash interest	780	622
Increase (decrease) through non-cash impact of amendment	0	732
Increase (decrease) through changes in fair values, liabilities arising from financing activities	1,750
Liabilities arising from financing activities ending balance	5,776	4,104	4,623
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	4,068	10,295	7,413
Increase (decrease) through financing cash flows	9,914	(6,227)	2,882
Increase (decrease) through effect of changes in foreign exchange rates	175	0	0
Increase (decrease) through non-cash interest	71	0	0
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes			0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0
Liabilities arising from financing activities ending balance	$ 14,228	4,068	10,295
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		49,014
Liabilities arising from financing activities ending balance			49,014
Previously stated | Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		6,362
Liabilities arising from financing activities ending balance			6,362
Previously stated | Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		19,723
Liabilities arising from financing activities ending balance			19,723
Previously stated | Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		12,634
Liabilities arising from financing activities ending balance			12,634
Previously stated | Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		$ 10,295
Liabilities arising from financing activities ending balance			$ 10,295